CREDIT FACILITIES AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2020
CREDIT FACILITIES AND LONG-TERM DEBT
CREDIT FACILITIES AND LONG-TERM DEBT

7.CREDIT FACILITIES AND LONG-TERM DEBT

Non-Recourse Asset-backed Financing Facilities

The Company utilizes inventory financing facilities consisting of asset-backed senior revolving credit facilities and asset-backed mezzanine term debt facilities to provide financing for the Company’s real estate inventory purchases and renovation. Each SPE is a consolidated subsidiary of Opendoor and a separate legal entity. Neither the assets nor credit of any such SPE are generally available to satisfy the debts and other obligations of any other Opendoor entities, except to the extent other Opendoor entities are also a party to the financing arrangements. The credit facilities are secured by the assets and equity of one or more SPEs. These facilities are non-recourse to Opendoor and, with limited exceptions, non-recourse to other Opendoor subsidiaries. These SPEs are variable interest entities and Opendoor is determined to be the primary beneficiary based on its power to direct the activities that most significantly impact the economic outcomes of the entities through its role in designing the entities and managing the real estate inventory purchased and sold by the entities. The Company has potentially significant variable interest in the entities based upon the equity interest the Company holds in the VIEs.

Asset-backed Senior Revolving Credit Facilities

The Company classifies the senior revolving credit facilities as current liabilities on the Company’s consolidated balance sheets as amounts drawn to acquire and renovate homes are required to be repaid as the related real estate inventory is sold, which the Company expects to occur within 12 months. The following table summarizes certain details related to the Company’s credit facilities outstanding as of December 31, 2020 and 2019 (in thousands, except interest rates):

			Weighted
			Average	End of	Final
	Borrowing	Outstanding	Interest	Revolving	Maturity
As of December 31, 2019	Capacity	Amount	Rate	Period	Date
Revolving Facility 2018-1	$250,000	$—	4.28%	February 10, 2021	May 10, 2021
Revolving Facility 2018-2	750,000	—	4.36%	September 23, 2022	December 23, 2022
Revolving Facility 2018-3	100,000	25,385	4.19%	June 1, 2023	June 1, 2023
Revolving Facility 2019-1	300,000	32,535	3.58%	March 4, 2022	March 4, 2022
Revolving Facility 2019-2	1,030,000	230,352	3.08%	July 8, 2021	July 7, 2022
Revolving Facility 2019-3	475,000	50,901	3.60%	August 22, 2022	August 21, 2023
Total	$2,905,000	$339,173

		Weighted
		Average
	Outstanding	Interest
As of December 31, 2019	Amount	Rate
Revolving Facility 2016-1	$39,346	6.17%
Revolving Facility 2017-1	25,758	7.00%
Revolving Facility 2018-1	126,450	5.62%
Revolving Facility 2018-2	194,293	6.00%
Revolving Facility 2018-3	111,411	4.65%
Revolving Facility 2019-1	206,399	3.81%
Revolving Facility 2019-2	327,226	3.41%
Revolving Facility 2019-3	42,812	3.02%
Total	$1,073,695

		Weighted
		Average
	Outstanding	Interest
As of December 31, 2019	Amount	Rate
Revolving Facility 2019-2	327,226	3.41%
Revolving Facility 2019-3	42,812	3.02%
Total	$1,073,695

As of December 31, 2020, the Company had multiple senior revolving credit facilities with various financial institutions with a total borrowing capacity of $2,905 million. Undrawn borrowing capacity amounts under the senior revolving credit facilities as reflected in the table above are in some cases not fully committed and any borrowings above the fully committed amounts are subject to the applicable lender’s discretion. As of December 31, 2020, the Company had fully committed borrowing capacity with respect to the Company’s senior revolving credit facilities of $1,483 million.

These facilities are typically structured with an initial 12 to 24 month revolving period during which time amounts can be borrowed, repaid and borrowed again. The borrowing capacity is generally available until the end of the applicable revolving period as reflected in the table above. Outstanding amounts drawn under each senior revolving credit facility are required to be repaid on the facility maturity date or earlier if accelerated due to an event of default or other mandatory repayment event. The final maturity dates and revolving period end dates reflected in the table above are inclusive of any extensions that are at the sole discretion of the Company. The Company’s senior revolving credit facilities may also have extensions subject to lender discretion that are not reflected in the table above.

Borrowings accrue interest at a rate based on a LIBOR reference rate plus a margin that varies by facility. The Company may also pay fees on certain unused portions of the committed borrowing capacity as defined in the respective credit agreements. The Company's senior revolving credit facility arrangements typically include upfront fees that may be paid at execution of the applicable agreements or be earned at execution and payable over time. These facilities are generally fully prepayable at any time without penalty other than customary LIBOR breakage costs.

These borrowings are collateralized by cash, equity in the real estate owning SPEs, and the real estate inventory funded by the relevant revolving credit facility. The lenders have legal recourse only to the real estate-owning SPE borrowers, certain SPE guarantors, and the assets securing the debt, and do not have general recourse to the Company.

The senior revolving credit facilities have aggregated borrowing bases, which increase or decrease based on the cost and value of the properties financed under a given facility and the time that those properties are in the Company’s possession. When the Company resells a home, the proceeds are used to reduce the outstanding balance under the related revolving senior credit facility. The borrowing base for a given facility may be reduced as properties age beyond certain thresholds and any borrowing base deficiencies may be satisfied through contributions of additional properties or partial repayment of the facility.

Asset-backed Mezzanine Term Debt Facilities

The Company classifies its mezzanine term debt facilities as long-term liabilities on the Company’s consolidated balance sheets because its borrowings under these facilities are generally not required to be repaid until the applicable final maturity date. These facilities are structurally and contractually subordinated to the related senior revolving credit facilities. The following table summarizes certain details related to the Company’s mezzanine term debt facilities as of December 31, 2020 (in thousands, except interest rates):

					Final
	Borrowing	Outstanding	Interest	End of Draw	Maturity
As of December 31, 2020	Capacity	Amount	Rate	Period	Date

Term Debt Facility 2016-M1	$149,000	$40,000	10.00%	October 31, 2022	April 30, 2024
Term Debt Facility 2020-M1	300,000	100,000	10.00%	January 23, 2023	January 23, 2026
Total	$449,000	$140,000
	Issuance Costs	(4,533)
	Carrying Value	$135,467

As of December 31, 2020,  the Company had $140 million in total principal outstanding under multiple mezzanine term debt facilities with various financial institutions. Undrawn amounts under the mezzanine term debt facilities of $309 million as reflected in the table above are fully committed and generally may be drawn at any time during the draw period; however, any amounts repaid reduce total borrowing capacity as repaid amounts are not available to be reborrowed. The final maturity dates as reflected in the table above are inclusive of any extensions at the sole discretion of the Company. The Company's mezzanine term debt facilities may also have extensions subject to lender discretion that are not reflected in the table above.

Borrowings under a given term debt facility accrue interest at a fixed rate. The Company's mezzanine term debt facility arrangements may include upfront issuance costs that are capitalized as part of the facilities’ respective carrying values. These facilities are fully prepayable at any time but may be subject to certain prepayment penalties.

These borrowings are collateralized by cash and equity in certain holding companies that own the Company’s real estate owning SPEs. The lenders generally have legal recourse only to the applicable borrowers of the debt and their assets securing the debt and do not have recourse to Opendoor and, with limited exceptions, do not have recourse to other Opendoor subsidiaries.

The facilities have aggregated property borrowing bases, which increase or decrease based on the cost and the value of the properties financed under a given facility and time in the Company’s possession of those properties and the amount of cash collateral pledged by the relevant SPE borrower. The borrowing base for a given facility may be reduced as properties age beyond certain thresholds and any borrowing base deficiencies may be satisfied through contributions of additional properties or cash or through partial repayment of the facility.

Covenants

The Company's inventory financing facilities include customary representations and warranties, covenants and events of default. Financed properties are subject to customary eligibility criteria and concentration limits.

The terms of these facilities and related financing documents require Opendoor to comply with a number of customary financial and other covenants, such as maintaining certain levels of liquidity, tangible net worth or leverage (ratio of debt to equity). As of December 31, 2020,  the Company was in compliance with all financial covenants and no event of default had occurred.

Convertible Notes

In July through November 2019, the Company issued Convertible Notes at par for a total of $178.2 million in proceeds, net of $0.5 million in debt issuance costs. The Convertible Notes had an initial maturity date of July 2026, which the Company could have elected to extend by one year if a material financial market disruption (as defined in the notes) were to exist at initial maturity. The Convertible Notes accrued interest at a rate of 3% per annum, which was compounded semi-annually and payable by increasing the principal amounts of the Convertible Notes. The Convertible Notes were a hybrid instrument with several features that could accelerate the settlement of the Convertible Notes in such a way that the holder would receive a substantial premium on accrued principal and interest owed. The Company determined these features should be bifurcated and separately accounted for as a derivative and recorded its initial fair value of $41.7 million as a discount on the Convertible Notes’ face amount. Refer to Note 5 — Derivative Instruments for further information on the embedded conversion options and Note 8 — Fair Value Disclosures for the fair value methodology.

The debt discount is amortized to interest expense at an effective interest rate of 3.8%.  The Company amortizes the discount over the period until the initial maturity date of the respective note. The Convertible Notes are carried on the consolidated balance sheets at their original issuance value in addition to paid-in kind interest, net of unamortized debt discount and issuance costs.

On September 14, 2020, the Company entered into a Convertible Notes Exchange Agreement (the “Exchange Agreement”) with the Convertible Note holders. Under the terms of the Exchange Agreement, the Convertible Note holders received rights to 21.5 million shares of the Company’s common stock (“Issuer Stock Rights”) upon the earlier of (i) immediately prior to the consummation of the Business Combination as stipulated in the Merger Agreement and (ii) March 13, 2021. The Issuer Stock Rights were received in full satisfaction of the outstanding principal and accrued interest on the Convertible Notes and such notes were cancelled and of no further force or effect. With the issuance of the Issuer Stock Rights, which the Company has assessed to be an equity classified instrument with a fair value of $212.9 million, the convertible notes, including the unamortized debt discount and debt issuance costs, and the related bifurcated embedded conversion options were extinguished.

Mortgage Financing

The following tables summarize certain details related to the Company’s mortgage financing (in thousands, except interest rates):

			Weighted	End of	Final
	Borrowing	Outstanding	Average	Revolving	Maturity
As of December 31, 2020	Capacity	Amount	Interest Rate	Period	Date
Repo Facility 2019-R1	$50,000	$7,149	1.94%	April 29, 2021	April 29, 2021

	Outstanding	Weighted Average
As of December 31, 2019	Amount	Interest Rate
Repo Facility 2019-R1	$2,021	3.98%

To provide capital for Opendoor Home Loans, we utilize a master repurchase agreement (the “Repurchase Agreement”) which is classified as a current liability on our balance sheets. In March 2019, we entered into the Repurchase Agreement with a lender to provide short-term funding for mortgage loans originated by Opendoor Home Loans. The facility provides short-term financing between the issuance of a mortgage loan and when Opendoor Home Loans sells the loan to an investor. In accordance with the Repurchase Agreement, the lender agrees to pay Opendoor Home Loans a negotiated purchase price for eligible loans and Opendoor Home Loans simultaneously agrees to repurchase such loans from the lender within a specified timeframe and at an agreed upon price that includes interest. Opendoor Labs Inc. is the guarantor with respect to the Repurchase Agreement and the obligation to repurchase loans previously transferred under the arrangement for the benefit of the lender.

As of December 31, 2020, the Repurchase Agreement has a borrowing capacity of $50.0 million, of which $20.0 million is fully committed. The Repurchase Agreement includes customary representations and warranties, covenants and provisions regarding events of default. As of December 31, 2020, $7.1 million in mortgage loans were financed under the facility, and Opendoor was in compliance with all financial covenants and no event of default had occurred.

Transactions under the Repurchase Agreement bear interest at a rate based on one-month LIBOR plus an applicable margin, as defined in the Repurchase Agreement, and are secured by residential mortgage loans available for sale. The Repurchase Agreement contains margin call provisions that provide the lender with certain rights in the event of a decline in the market value of the assets purchased under the Repurchase Agreement. The Repurchase Agreement is recourse to Opendoor Labs Inc.